Pension and Other Postretirement Healthcare - Summary of Pretax Amounts That are Expected to Reclassify (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss	$ 2
Unrecognized prior service cost (credit)
Postretirement healthcare plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss
Unrecognized prior service cost (credit)